Stock Based Compensation - Additional Information (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	8,003,874
2009 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	100,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	8,003,874
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 0.9
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	0	0	0.2
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Allocated Share-based Compensation Expense	1.1	0.2	1.3
Employee Stock Option | 2009 Equity Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Employee Stock Option | 2009 Equity Incentive Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Allocated Share-based Compensation Expense	0.9	0.6	1.2
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	1.2
Restricted Stock | 2009 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	0.5
Restricted Stock | 2009 Equity Incentive Plan | Expense To Be Recognized During 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	0.9
Restricted Stock | 2009 Equity Incentive Plan | Expense To Be Recognized During 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 0.3